Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2021	2020	2019
Payroll taxes	$1,403	$1,273	$1,112
Medical plans	1,860	1,854	1,826
401(k) match and profit sharing	1,829	1,586	1,290
Periodic pension cost	1,796	1,614	1,430
Other	52	59	63
Total employee benefits	$6,940	$6,386	$5,721
The Company's profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions for the discretionary portion in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the years shown. In addition, employees were able to make additional tax-deferred contributions.
Other Plans
On November 7, 2018, the Board of Directors of the Company adopted a supplemental executive retirement plan (SERP), effective on January 1, 2018. The SERP provides select employees who satisfy certain eligibility requirements with certain benefits upon retirement, termination of employment or death.
As of December 31, 2021, the accrued liability was $1.3 million and the expense for this plan was $0.4 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively, is recognized over the required service period.
Pension
The Company provides a noncontributory defined benefit pension plan for all full-time and eligible employees. Beginning January 1, 2018 and for all retrospective periods presented, the Company adopted the guidance under ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Under the new guidance, only the service cost component of the net periodic benefit cost is reported in the same income statement line item as salaries and benefits, and the remaining components are reported as other non-interest expense. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made a pension contribution of $1.0 million on March 22, 2021.
Effective July 1, 2017, the Company amended the pension plan to effectuate a “soft freeze” such that no individual hired (or rehired in the case of a former employee) by the Company after September 30, 2017, whether or not such individual is or was a vested member in the plan, will be eligible to be an active member and be entitled to accrue any benefits under the plan.
Obligations and Funded Status at December 31,

(in thousands)	2021	2020
Change in projected benefit obligation:
Balance, January 1	$36,957	$34,009
Service cost	1,692	1,614
Interest cost	1,072	1,127
Actuarial loss	(232)	933
Benefits paid	(828)	(726)
Balance, December 31,	$38,661	$36,957
Change in plan assets:
Fair value, January 1	$30,084	$25,689
Actual return on plan assets	7,278	4,725
Employer contribution	1,000	500
Expenses paid	(118)	(104)
Benefits paid	(828)	(726)
Fair value, December 31,	$37,416	$30,084
Funded status at end of year	$(1,245)	$(6,873)
Accumulated benefit obligation	$30,690	$30,156

Amounts recognized in the statement of financial position consist of the following:
(in thousands)	2021	2020
Noncurrent assets	$—	$—
Current liabilities	—	—
Noncurrent liabilities	(1,245)	(6,873)
Net liability at end of year	$(1,245)	$(6,873)
Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income
The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2021	2020	2019
Service cost - benefits earned during the year	$1,692	$1,614	$1,430
Interest costs on projected benefit obligations (a)	1,072	1,127	1,169
Expected return on plan assets (a)	(1,843)	(1,598)	(1,467)
Expected administrative expenses (a)	104	110	122
Amortization of prior service cost (a)	—	50	79
Amortization of unrecognized net loss (a)	367	164	—
Net periodic pension cost	$1,392	$1,467	$1,333

(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.
Net periodic pension benefit costs include interest costs based on an assumed discount rate, the expected return on plan assets based on actuarially derived market-related values, and the amortization of net actuarial losses. Net periodic postretirement benefit costs include service costs, interest costs based on an assumed discount rate, and the amortization of prior service credits and net actuarial gains. Differences between expected and actual results in each year are included in the net actuarial gain or loss amount, which is recognized in other comprehensive income. The net actuarial gain or loss in excess of a 10% corridor is amortized in net periodic benefit cost over the average remaining service period of active participants in the Plans. The prior service credit is amortized over the average remaining service period to full eligibility for participating employees expected to receive benefits.
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive (loss) income at December 31, 2021 and 2020 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2021	2020
Prior service costs	$—	$—
Net accumulated actuarial net loss	3,710	(2,311)
Accumulated other comprehensive loss	3,710	(2,311)
Net periodic benefit cost in excess of cumulative employer contributions	(4,955)	(4,562)
Net amount recognized at December 31, balance sheet	$(1,245)	$(6,873)
Net actuarial gain (loss) arising during period	$5,653	$2,200
Prior service cost amortization	—	50
Amortization of net actuarial loss	367	164
Total recognized in other comprehensive income (loss)	$6,020	$2,414
Total recognized in net periodic pension cost and other comprehensive (loss) income	$(4,628)	$(947)
The 2021 actuarial gain was primarily driven by the increase in the year-over-year discount rates, which resulted in a gain for the plan. The 2020 actuarial gain was primarily the result of the actual return on assets exceeding the expected asset return and updated assumptions.
Assumptions utilized to determine benefit obligations as of December 31, 2021, 2020, and 2019 and to determine pension expense for the years then ended are as follows:

	2021	2020	2019
Determination of benefit obligation at year end:
Discount rate	3.10%	2.80%	3.45%
Annual rate of compensation increase	4.50%	4.50%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	2.80%	3.45%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%
The assumed overall expected long-term rate of return on pension plan assets used in calculating 2021 pension expense was 6.75%. Determination of the plan's rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company's plan assets have experienced the following annual returns: 16.7% in 2021, 19.7% in 2020, 25.8% in 2019, (6.2)% in 2018, and 17.4% in 2017. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan's investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Primarily due to a decrease in the discount rate used in the actuarial calculation of plan income, the Company expects to incur $0.7 million of expense in 2022 compared to $1.4 million in 2021.
Plan Assets
The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.
The fair value of the Company's pension plan assets at December 31, 2021 and 2020 by asset category was as follows:

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Cash equivalents	$1,449	$1,449	$—	$—
Corporate bonds	303	—	303	—
Equity securities	1,774	1,774	—	—
Mutual funds	33,890	33,890	—	—
Total	$37,416	$37,113	$303	$—
December 31, 2020
Cash equivalents	$666	$666	$—	$—
Corporate bonds	311	—	311	—
Equity securities	1,473	1,473	—	—
Mutual funds	27,634	27,634	—	—
Total	$30,084	$29,773	$311	$—
The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2022	$1,017
2023	1,045
2024	1,048
2025	1,116
2026	1,203
2027 to 2030	8,353